Income Taxes (Tables)	12 Months Ended
Aug. 31, 2014
Income Taxes Tables
Deferred tax assets
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$4,421,974	$3,404,418
Capitalized research and development	993,062	836,568
Depreciation	(2,625)	(4,700)
Stock based compensation	1,276,788	1,130,104
Research and development credit carry forward	256,417	206,715
Total deferred tax assets	6,945,616	5,573,105
Less: valuation allowance	(6,945,616)	(5,573,105)
Net deferred tax asset	$-	$-

Income tax benefit
	2014	2013
Income tax benefit at statutory rate	$1,323,410	$1,452,661
Non-deductible meals and entertainment	(601)	(2,550)
Research and development credit	49,702	32,157
Change in valuation allowance	(1,372,511)	(1,482,268)
	$-	$-